Intangible Assets Net	12 Months Ended
Dec. 31, 2019
Intangible assets, net [Abstract]
Intangible Assets Net

12.	Intangible assets, net

Acquisition cost:	January 1, 2018		Additions	Disposals	December 31, 2018

Brand	Ps.	253,000	-	-	253,000
Customer relationships		64,000	-	-	64,000
Software		-	17,135	-	17,135
Brands and logo rights		5,072	1,137	-	6,209

	Ps.	322,072	18,272	-	340,344

Accumulated amortization:	January 1, 2018		Depreciation expense	Eliminated on disposals	December 31, 2018

Customer relationships	Ps.	(18,133)	(6,400)	-	(24,533)
Brands and logo rights		(3,468)	(244)	-	(3,712)

	Ps.	(21,601)	(6,644)	-	(28,245)

Acquisition cost:	December 31, 2018		Additions	Disposals	December 31, 2019

Brand	Ps.	253,000	-	-	253,000
Customer relationships		64,000	-	-	64,000
Software		17,135	4,516	-	21,651
Brands and logo rights		6,209	1,399	-	7,608

	Ps.	340,344	5,915	-	346,259

Accumulated amortization:	December 31, 2018		Depreciation expense	Eliminated on disposals	December 31, 2019

Customer relationships	Ps.	(24,533)	(6,400)	-	(30,933)
Software		-	(421)	-	(421)
Brands and logo rights		(3,712)	(228)	-	(3,940)

	Ps.	(28,245)	(7,049)	-	(35,294)

As of December 31, 2019 and 2018, a carrying amount of Ps. 253,000 for the value of “Betterware” brand is presented in the combined statements of financial position. Such brand was transmitted to the Group through a merger carried out on July 28, 2017 with Strevo (a related party, under common control). Strevo obtained such brand when acquiring the majority of the Group’s shares in March 2015.

As of December 31, 2019 and 2018, a carrying amount of Ps. 33,067 and Ps. 39,467, respectively, for the value of the Group’s intangible asset comprised of relationships with customers, is presented in the combined statements of financial position. Such intangible asset was transmitted to the Group through the merger carried out on July 28, 2017 with Strevo as previously discussed. This intangible asset has a useful life of ten years and is being amortized on a straight line basis.

Additionally, as of December 31, 2019 and 2018, the intangible asset line in the combined statement of financial position includes Ps. 3,668 and Ps. 2,497, respectively, corresponding to paid rights related to registration of brands and logos before the intellectual property authorities. Such rights are valid ranging a defined period from 10 to 30 years and therefore, are amortized over such useful lives.

At each reporting date, the Group reviews the carrying amounts of its non-financial assets to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. As of December 31, 2019 and 2018, no indications of impairment have been identified.

In relation to impairment of intangible assets with indefinite useful life (brand), the Group estimates the recoverable amount of the intangible asset which is based on fair value less costs of disposal, estimated using discounted cash flows. The fair value measurement was categorized as a Level 3 fair value based on the inputs in the valuation technique used. Key assumptions are the same as those used for estimating the recoverable amount for Goodwill. See Note 11.